Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	5,512.24
Total Transaction Valuation	39,914,828.00
Total Offset Amount	0.00
Net Fee	$ 5,512.24
Offering Table N/A
Offset Table N/A	N/A